Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 2.9%
Axon Enterprise, Inc. (a)	1,170	$631,964
Boeing Co. (a)	12,732	2,406,348
General Dynamics Corp.	3,869	1,321,767
General Electric Co.	19,723	5,886,329
Howmet Aerospace, Inc.	12,400	2,536,916
Huntington Ingalls Industries, Inc.	1,493	468,235
L3Harris Technologies, Inc.	2,713	756,086
Lockheed Martin Corp.	3,190	1,460,573
Northrop Grumman Corp.	2,120	1,213,170
RTX Corp.	25,272	4,420,326
Textron, Inc.	3,465	288,149
TransDigm Group, Inc.	848	1,153,424
		22,543,287

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	1,227	194,934
Expeditors International of Washington, Inc.	1,925	282,783
FedEx Corp.	3,152	868,943
United Parcel Service, Inc. - Class B	12,898	1,235,499
		2,582,159

Automobile Components - 0.0% (b)
Aptiv PLC (a)	3,743	290,270

Automobiles - 1.9%
Ford Motor Co.	55,387	735,539
General Motors Co.	14,407	1,059,203
Tesla, Inc. (a)	30,785	13,242,783
		15,037,525

Banks - 4.1%
Bank of America Corp.	122,923	6,594,819
Citigroup, Inc.	32,895	3,407,922
Citizens Financial Group, Inc.	7,685	415,759
Fifth Third Bancorp	12,192	529,864
Huntington Bancshares, Inc.	26,698	435,177
JPMorgan Chase & Co.	34,505	10,802,825
KeyCorp	17,508	321,797
M&T Bank Corp.	1,970	374,733
PNC Financial Services Group, Inc.	6,229	1,187,995
Regions Financial Corp.	11,921	303,389
Truist Financial Corp.	22,507	1,046,576
US Bancorp	26,649	1,307,134
Wells Fargo & Co.	63,522	5,453,364
		32,181,354

Beverages - 1.5%
Brown-Forman Corp. - Class B	1,819	52,715
Coca-Cola Co.	74,955	5,480,710
Constellation Brands, Inc. - Class A	2,638	359,770
Keurig Dr Pepper, Inc.	24,867	693,789
Molson Coors Beverage Co. - Class B	2,653	123,391
Monster Beverage Corp. (a)	13,971	1,047,685
PepsiCo, Inc.	25,781	3,834,666
		11,592,726

Biotechnology - 2.1%
AbbVie, Inc.	30,122	6,858,779
Amgen, Inc.	8,818	3,046,266
Biogen, Inc. (a)	2,624	477,804
Gilead Sciences, Inc.	20,675	2,601,742
Incyte Corp. (a)	2,556	267,000
Moderna, Inc. (a)	6,160	160,037
Regeneron Pharmaceuticals, Inc.	1,805	1,408,243
Vertex Pharmaceuticals, Inc. (a)	4,046	1,754,386
		16,574,257

Broadline Retail - 2.3%
Amazon.com, Inc. (a)	74,835	17,453,018
eBay, Inc.	7,787	644,686
		18,097,704

Building Products - 0.6%
A.O. Smith Corp. – Class A	1,120	73,898
Allegion PLC	784	130,167
Builders FirstSource, Inc. (a)	1,251	140,400
Carrier Global Corp.	15,939	874,732
Johnson Controls International PLC	10,555	1,227,652
Lennox International, Inc.	296	147,665
Masco Corp.	3,361	218,028
Trane Technologies PLC	4,693	1,978,006
		4,790,548

Capital Markets - 4.2%
Ameriprise Financial, Inc.	1,475	672,216
Bank of New York Mellon Corp.	10,617	1,190,166
Blackrock, Inc.	2,405	2,518,756
Blackstone, Inc.	11,130	1,629,655
Cboe Global Markets, Inc.	1,342	346,464
Charles Schwab Corp.	28,587	2,650,872
CME Group, Inc. – Class A	5,425	1,526,920
Coinbase Global, Inc. - Class A (a)	3,969	1,082,823
FactSet Research Systems, Inc.	566	156,935
Franklin Resources, Inc.	5,191	117,265
Goldman Sachs Group, Inc.	5,943	4,909,156
Interactive Brokers Group, Inc. - Class A	5,981	388,885
Intercontinental Exchange, Inc.	8,904	1,400,599
Invesco Ltd.	7,458	182,348
KKR & Co., Inc.	10,738	1,313,365
Moody's Corp.	2,338	1,147,444
Morgan Stanley	21,837	3,704,865
MSCI, Inc.	1,209	681,537
Nasdaq, Inc.	7,410	673,717
Northern Trust Corp.	2,878	377,997
Raymond James Financial, Inc.	4,374	684,706
Robinhood Markets, Inc. - Class A (a)	12,993	1,669,471
S&P Global, Inc.	5,420	2,703,659
State Street Corp.	3,861	459,536
T Rowe Price Group, Inc.	2,635	269,771
		32,459,128

Chemicals - 1.3%
Air Products and Chemicals, Inc.	3,367	878,955
Albemarle Corp.	1,535	199,535
CF Industries Holdings, Inc.	11,990	943,613
Corteva, Inc.	9,738	657,023
Dow, Inc.	12,499	298,101
DuPont de Nemours, Inc.	9,433	375,150
Ecolab, Inc.	3,809	1,048,084
International Flavors & Fragrances, Inc.	4,634	321,970
Linde PLC	8,733	3,583,325
LyondellBasell Industries NV - Class A	4,033	197,577
Mosaic Co.	5,763	141,136
PPG Industries, Inc.	3,186	318,728
Sherwin-Williams Co.	3,555	1,221,818
Solstice Advanced Materials, Inc. (a)	2,502	119,295
		10,304,310

Commercial Services & Supplies - 0.5%
Cintas Corp.	5,104	949,446
Copart, Inc. (a)	12,511	487,679
Republic Services, Inc.	2,992	649,443
Rollins, Inc.	4,137	254,343
Veralto Corp.	4,440	449,417
Waste Management, Inc.	5,779	1,259,071
		4,049,399

Communications Equipment - 1.4%
Arista Networks, Inc. (a)	26,324	3,440,020
Cisco Systems, Inc.	80,126	6,164,895
F5, Inc. (a)	590	141,104
Motorola Solutions, Inc.	3,020	1,116,434
		10,862,453

Construction & Engineering - 0.4%
EMCOR Group, Inc.	602	370,272
Quanta Services, Inc.	5,345	2,484,784
		2,855,056

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	862	537,233
Vulcan Materials Co.	1,809	537,707
		1,074,940

Consumer Finance - 0.8%
American Express Co.	9,346	3,413,813
Capital One Financial Corp.	10,114	2,215,674
Synchrony Financial	6,403	495,336
		6,124,823

Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	7,327	6,693,874
Dollar General Corp.	4,623	506,172
Dollar Tree, Inc. (a)	2,028	224,723
Kroger Co.	25,340	1,704,875
Sysco Corp.	9,222	702,716
Target Corp.	7,998	724,779
Walmart, Inc.	70,950	7,840,685
		18,397,824

Containers & Packaging - 0.2%
Amcor PLC	40,619	346,074
Avery Dennison Corp.	1,164	200,638
Ball Corp.	5,260	260,528
International Paper Co.	9,205	363,413
Packaging Corp. of America	811	165,501
Smurfit WestRock PLC	6,175	220,386
		1,556,540

Distributors - 0.1%
Genuine Parts Co.	5,238	683,035
LKQ Corp.	4,150	123,213
Pool Corp.	83	20,219
		826,467

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	136,869	3,561,332
Verizon Communications, Inc.	79,639	3,273,959
		6,835,291

Electric Utilities - 1.9%
Alliant Energy Corp.	2,188	152,000
American Electric Power Co., Inc.	9,426	1,166,656
Constellation Energy Corp.	4,902	1,786,093
Duke Energy Corp.	13,153	1,630,183
Edison International	6,940	408,696
Entergy Corp.	7,402	721,843
Evergy, Inc.	3,502	271,930
Eversource Energy	6,928	465,423
Exelon Corp.	17,897	843,307
FirstEnergy Corp.	10,319	492,423
NextEra Energy, Inc.	33,689	2,907,024
NRG Energy, Inc.	2,613	442,877
PG&E Corp.	40,067	645,880
Pinnacle West Capital Corp.	1,085	98,583
PPL Corp.	13,689	505,124
Southern Co.	18,233	1,661,391
Xcel Energy, Inc.	8,472	695,636
		14,895,069

Electrical Equipment - 1.0%
AMETEK, Inc.	3,612	714,779
Eaton Corp. PLC	5,869	2,030,028
Emerson Electric Co.	8,396	1,119,859
GE Vernova, Inc.	4,911	2,945,470
Generac Holdings, Inc. (a)	107	16,224
Hubbell, Inc.	641	276,547
Rockwell Automation, Inc.	1,582	626,251
		7,729,158

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. - Class A	20,045	2,824,341
CDW Corp.	1,723	248,491
Corning, Inc.	12,391	1,043,322
Jabil, Inc.	1,123	236,627
Keysight Technologies, Inc. (a)	2,652	524,963
TE Connectivity PLC	4,444	1,005,011
Teledyne Technologies, Inc. (a)	779	389,126
Trimble, Inc. (a)	3,694	300,766
Zebra Technologies Corp. - Class A (a)	760	192,090
		6,764,737

Energy Equipment & Services - 0.4%
Baker Hughes Co.	28,457	1,428,541
Halliburton Co.	15,989	419,232
SLB Ltd.	26,213	949,959
		2,797,732

Entertainment - 1.8%
Electronic Arts, Inc.	3,391	685,084
Live Nation Entertainment, Inc. (a)	2,346	308,381
Netflix, Inc. (a)	73,010	7,854,416
Take-Two Interactive Software, Inc. (a)	2,513	618,374
TKO Group Holdings, Inc. – Class A	466	90,353
Walt Disney Co.	33,277	3,476,448
Warner Bros Discovery, Inc. (a)	41,013	984,312
		14,017,368

Financial Services - 4.1%
Apollo Global Management, Inc.	6,894	908,974
Berkshire Hathaway, Inc. - Class B (a)	22,227	11,420,455
Block, Inc. – Class A (a)	7,956	531,461
Corpay, Inc. (a)	802	237,232
Fidelity National Information Services, Inc.	9,550	628,103
Fiserv, Inc. (a)	9,026	554,828
Global Payments, Inc.	3,856	292,131
Jack Henry & Associates, Inc.	513	89,508
Mastercard, Inc. - Class A	13,737	7,562,631
PayPal Holdings, Inc.	15,563	975,644
Visa, Inc. - Class A	26,770	8,952,959
		32,153,926

Food Products - 0.6%
Archer-Daniels-Midland Co.	6,474	393,231
Bunge Global SA	1,558	149,677
Campbell's Co.	1,927	58,735
Conagra Brands, Inc.	7,395	132,001
General Mills, Inc.	9,971	472,127
Hershey Co.	2,213	416,221
Hormel Foods Corp.	3,779	87,710
J M Smucker Co.	1,895	197,421
Kellanova	2,656	222,148
Kraft Heinz Co.	15,849	404,308
Lamb Weston Holdings, Inc.	1,215	71,758
McCormick & Co., Inc.	3,855	260,135
Mondelez International, Inc. - Class A	21,587	1,242,764
Tyson Foods, Inc. - Class A	4,954	287,580
		4,395,816

Gas Utilities - 0.1%
Atmos Energy Corp.	5,308	936,172

Ground Transportation - 1.1%
CSX Corp.	28,262	999,344
JB Hunt Transport Services, Inc.	2,277	396,107
Norfolk Southern Corp.	3,366	983,175
Old Dominion Freight Line, Inc.	3,060	413,987
Uber Technologies, Inc. (a)	37,655	3,296,319
Union Pacific Corp.	9,930	2,302,072
		8,391,004

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	32,915	4,242,743
Align Technology, Inc. (a)	1,079	158,818
Baxter International, Inc.	9,555	179,061
Becton Dickinson & Co.	4,562	885,119
Boston Scientific Corp. (a)	24,389	2,477,435
Cooper Cos., Inc. (a)	2,977	231,998
Dexcom, Inc. (a)	6,234	395,672
Edwards Lifesciences Corp. (a)	9,745	844,599
GE HealthCare Technologies, Inc.	7,681	614,403
Hologic, Inc. (a)	3,321	248,975
IDEXX Laboratories, Inc. (a)	2,809	2,114,840
Insulet Corp. (a)	982	321,300
Intuitive Surgical, Inc. (a)	5,912	3,390,414
Medtronic PLC	19,539	2,058,043
ResMed, Inc.	2,102	537,755
Solventum Corp. (a)	1,107	94,383
STERIS PLC	1,224	325,927
Stryker Corp.	5,551	2,060,420
Zimmer Biomet Holdings, Inc.	2,994	291,975
		21,473,880

Health Care Providers & Services - 2.6%
Cardinal Health, Inc.	14,905	3,163,735
Cencora, Inc.	6,520	2,405,424
Centene Corp. (a)	8,373	329,394
Cigna Group	4,122	1,142,948
CVS Health Corp.	20,683	1,662,086
DaVita, Inc. (a)	156	18,670
Elevance Health, Inc.	3,882	1,313,125
HCA Healthcare, Inc.	3,326	1,690,573
Henry Schein, Inc. (a)	737	54,958
Humana, Inc.	1,923	472,616
Labcorp Holdings, Inc.	1,759	472,784
McKesson Corp.	1,874	1,651,219
Molina Healthcare, Inc. (a)	890	131,951
Quest Diagnostics, Inc.	1,370	259,177
UnitedHealth Group, Inc.	16,778	5,532,881
Universal Health Services, Inc. - Class B	432	105,248
		20,406,789

Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. - Class A (a)	6,254	731,655
Booking Holdings, Inc.	570	2,801,373
Carnival Corp. (a)	18,491	476,698
Chipotle Mexican Grill, Inc. (a)	19,426	670,586
Darden Restaurants, Inc.	2,527	453,799
Domino's Pizza, Inc.	180	75,533
DoorDash, Inc. - Class A (a)	5,753	1,141,223
Expedia Group, Inc. – Class A	1,687	431,349
Hilton Worldwide Holdings, Inc.	3,517	1,002,450
Las Vegas Sands Corp.	6,103	415,980
Marriott International Inc. - Class A	7,568	2,306,651
McDonald's Corp.	13,459	4,196,785
MGM Resorts International (a)	2,720	95,989
Norwegian Cruise Line Holdings Ltd. (a)	5,861	108,194
Royal Caribbean Cruises Ltd.	4,827	1,285,189
Starbucks Corp.	17,162	1,494,982
Wynn Resorts Ltd.	714	91,878
Yum! Brands, Inc.	4,287	656,811
		18,437,125

Household Durables - 0.5%
DR Horton, Inc.	3,987	633,973
Garmin Ltd.	5,139	1,003,750
Lennar Corp. - Class A	9,208	1,209,010
Mohawk Industries, Inc. (a)	227	26,309
NVR, Inc. (a)	42	315,306
PulteGroup, Inc.	4,051	515,247
		3,703,595

Household Products - 1.0%
Church & Dwight Co., Inc.	2,776	236,404
Clorox Co.	2,149	231,963
Colgate-Palmolive Co.	11,856	953,104
Kimberly-Clark Corp.	4,672	509,809
Procter & Gamble Co.	40,618	6,017,963
		7,949,243

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,528	162,084
Vistra Corp.	4,811	860,495
		1,022,579

Industrial Conglomerates - 0.4%
3M Co.	8,709	1,498,384
Honeywell International, Inc.	10,011	1,924,014
		3,422,398

Insurance - 2.3%
Aflac, Inc.	7,555	833,392
Allstate Corp.	3,910	832,752
American International Group, Inc.	13,646	1,039,279
Aon PLC - Class A	3,270	1,157,318
Arch Capital Group Ltd. (a)	6,892	647,297
Arthur J Gallagher & Co.	3,858	955,318
Assurant, Inc.	227	51,792
Brown & Brown, Inc.	4,293	345,286
Chubb Ltd.	7,091	2,100,212
Cincinnati Financial Corp.	2,181	365,514
Erie Indemnity Co. - Class A	107	31,617
Everest Group Ltd.	1,090	342,576
Globe Life, Inc.	1,256	169,221
Hartford Insurance Group, Inc.	4,431	607,180
Loews Corp.	2,193	236,559
Marsh & McLennan Cos., Inc.	9,141	1,676,917
MetLife, Inc.	8,070	617,839
Principal Financial Group, Inc.	5,272	447,171
Progressive Corp.	9,111	2,084,506
Prudential Financial, Inc.	6,491	702,651
Travelers Cos., Inc.	3,375	988,403
W R Berkley Corp.	19,819	1,539,738
Willis Towers Watson PLC	1,336	428,856
		18,201,394

Interactive Media & Services - 4.4%
Alphabet, Inc. - Class A	39,459	12,633,982
Alphabet, Inc. - Class C	33,290	10,656,795
Match Group, Inc.	3,425	114,087
Meta Platforms, Inc. - Class A	17,038	11,039,772
		34,444,636

IT Services - 1.3%
Accenture PLC - Class A	10,629	2,657,250
Akamai Technologies, Inc. (a)	1,516	135,712
Cognizant Technology Solutions Corp. - Class A	8,542	663,799
EPAM Systems, Inc. (a)	895	167,365
Gartner, Inc. (a)	1,393	324,207
GoDaddy, Inc. - Class A (a)	2,106	269,273
International Business Machines Corp.	17,720	5,468,037
VeriSign, Inc.	1,023	257,786
		9,943,429

Leisure Products - 0.0% (b)
Hasbro, Inc.	2,035	168,091

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	4,616	708,556
Bio-Techne Corp.	2,181	140,696
Charles River Laboratories International, Inc. (a)	130	23,158
Danaher Corp.	10,322	2,340,823
IQVIA Holdings, Inc. (a)	2,723	626,317
Mettler-Toledo International, Inc. (a)	265	391,331
Revvity, Inc.	1,663	173,634
Thermo Fisher Scientific, Inc.	6,723	3,972,150
Waters Corp. (a)	799	322,333
West Pharmaceutical Services, Inc.	3,267	905,776
		9,604,774

Machinery - 2.1%
Caterpillar, Inc.	8,577	4,938,294
Cummins, Inc.	2,116	1,053,726
Deere & Co.	4,187	1,944,820
Dover Corp.	2,406	445,784
Fortive Corp.	5,383	287,883
IDEX Corp.	361	62,789
Illinois Tool Works, Inc.	4,060	1,012,077
Ingersoll Rand, Inc.	6,607	530,806
Nordson Corp.	311	73,912
Otis Worldwide Corp.	5,357	475,969
PACCAR, Inc.	7,689	810,574
Parker-Hannifin Corp.	2,000	1,723,400
Pentair PLC	2,439	256,680
Snap-on, Inc.	467	158,803
Stanley Black & Decker, Inc.	2,773	198,325
Westinghouse Air Brake Technologies Corp.	7,793	1,625,230
Xylem, Inc.	3,367	473,636
		16,072,708

Media - 0.6%
Charter Communications, Inc. - Class A (a)	1,741	348,409
Comcast Corp. - Class A	62,304	1,662,894
Fox Corp. - Class A	3,411	223,421
Fox Corp. - Class B	2,066	120,365
News Corp. - Class A	29,811	765,546
News Corp. - Class B	14,398	423,733
Omnicom Group, Inc.	6,944	497,361
Paramount Skydance Corp. – Class B	151	2,419
Trade Desk, Inc. - Class A (a)	7,298	288,709
		4,332,857

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	24,431	1,050,044
Newmont Corp.	16,753	1,520,000
Nucor Corp.	6,499	1,036,525
Steel Dynamics, Inc.	2,055	344,891
		3,951,460

Multi-Utilities - 0.7%
Ameren Corp.	4,712	501,121
CenterPoint Energy, Inc.	13,183	527,056
CMS Energy Corp.	3,236	244,124
Consolidated Edison, Inc.	6,327	634,978
Dominion Energy, Inc.	12,244	768,556
DTE Energy Co.	3,383	463,572
NiSource, Inc.	7,824	345,273
Public Service Enterprise Group, Inc.	7,651	639,012
Sempra	11,054	1,047,035
WEC Energy Group, Inc.	5,213	584,221
		5,754,948

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	6,013	150,145
Chevron Corp.	35,834	5,415,592
ConocoPhillips	19,076	1,691,850
Coterra Energy, Inc.	13,766	369,479
Devon Energy Corp.	13,285	492,342
Diamondback Energy, Inc.	6,948	1,060,195
EOG Resources, Inc.	9,343	1,007,643
EQT Corp.	11,187	680,841
Expand Energy Corp.	3,209	391,273
Exxon Mobil Corp.	68,148	7,899,716
Kinder Morgan, Inc.	49,428	1,350,373
Marathon Petroleum Corp.	4,528	877,210
Occidental Petroleum Corp.	12,924	542,808
ONEOK, Inc.	10,984	799,855
Phillips 66	6,911	946,531
Targa Resources Corp.	3,062	536,799
Texas Pacific Land Corp.	192	165,944
Valero Energy Corp.	9,800	1,732,248
Williams Cos., Inc.	20,914	1,274,290
		27,385,134

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	10,490	672,409
Southwest Airlines Co.	9,293	323,489
United Airlines Holdings, Inc. (a)	5,989	610,639
		1,606,537

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,626	435,168
Kenvue, Inc.	34,936	606,139
		1,041,307

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	34,310	1,688,052
Eli Lilly & Co.	12,669	13,625,129
Johnson & Johnson	40,853	8,453,303
Merck & Co., Inc.	47,425	4,971,563
Pfizer, Inc.	93,166	2,398,093
Viatris, Inc.	21,032	224,832
Zoetis, Inc.	7,291	934,560
		32,295,532

Professional Services - 0.7%
Automatic Data Processing, Inc.	6,245	1,594,348
Broadridge Financial Solutions, Inc.	1,563	356,505
Dayforce, Inc. (a)	2,041	141,033
Equifax, Inc.	1,879	399,043
Jacobs Solutions, Inc.	3,880	523,063
Leidos Holdings, Inc.	2,040	389,844
Paychex, Inc.	4,959	553,871
Paycom Software, Inc.	74	11,926
Verisk Analytics, Inc.	5,166	1,162,712
		5,132,345

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	4,431	717,069
CoStar Group, Inc. (a)	6,042	415,689
		1,132,758

Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices, Inc. (a)	30,354	6,602,906
Analog Devices, Inc.	7,653	2,030,647
Applied Materials, Inc.	12,475	3,146,819
Broadcom, Inc.	39,951	16,098,655
First Solar, Inc. (a)	1,529	417,295
Intel Corp. (a)	77,945	3,161,449
KLA Corp.	2,162	2,541,366
Lam Research Corp.	19,883	3,101,748
Microchip Technology, Inc.	10,357	554,928
Micron Technology, Inc.	19,055	4,506,126
Monolithic Power Systems, Inc.	1,285	1,192,698
NVIDIA Corp.	170,445	30,168,765
NXP Semiconductors NV	4,273	832,979
ON Semiconductor Corp. (a)	7,515	377,554
Qnity Electronics, Inc.	4,716	382,420
QUALCOMM, Inc.	19,063	3,204,300
Skyworks Solutions, Inc.	1,860	122,667
Teradyne, Inc.	2,096	381,241
Texas Instruments, Inc.	15,260	2,567,800
		81,392,363

Software - 8.1%
Adobe, Inc. (a)	6,776	2,169,201
AppLovin Corp. - Class A (a)	4,609	2,763,003
Autodesk, Inc. (a)	3,876	1,175,746
Cadence Design Systems, Inc. (a)	4,258	1,327,815
Crowdstrike Holdings, Inc. - Class A (a)	3,870	1,970,449
Datadog, Inc. - Class A (a)	4,700	752,047
Fair Isaac Corp. (a)	327	590,507
Fortinet, Inc. (a)	10,079	817,709
Gen Digital, Inc.	9,756	257,266
Intuit, Inc.	4,906	3,110,797
Microsoft Corp.	48,208	23,718,818
Oracle Corp.	28,541	5,763,855
Palantir Technologies, Inc. - Class A (a)	38,742	6,526,090
Palo Alto Networks, Inc. (a)	10,472	1,991,041
PTC, Inc. (a)	3,582	628,390
Roper Technologies, Inc.	1,596	712,167
Salesforce, Inc.	17,711	4,083,094
ServiceNow, Inc. (a)	3,751	3,047,350
Synopsys, Inc. (a)	3,239	1,353,934
Tyler Technologies, Inc. (a)	515	241,854
Workday, Inc. - Class A (a)	3,180	685,672
		63,686,805

Specialty Retail - 2.2%
AutoZone, Inc. (a)	281	1,111,167
Best Buy Co., Inc.	2,217	175,764
Home Depot, Inc.	15,888	5,670,745
Lowe's Cos., Inc.	9,216	2,234,696
O'Reilly Automotive, Inc. (a)	13,465	1,369,390
Ross Stores, Inc.	12,997	2,292,151
TJX Cos., Inc.	19,201	2,917,016
Tractor Supply Co.	9,434	516,794
Ulta Beauty, Inc. (a)	955	514,582
Williams-Sonoma, Inc.	1,667	300,077
		17,102,382

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	79,192	22,082,689
Dell Technologies, Inc. - Class C	4,694	625,945
Hewlett Packard Enterprise Co.	25,314	553,617
HP, Inc.	17,290	422,222
NetApp, Inc.	3,681	410,652
Sandisk Corp. (a)	689	153,840
Seagate Technology Holdings PLC	4,476	1,238,464
Super Micro Computer, Inc. (a)	9,627	325,874
Western Digital Corp.	6,141	1,003,010
		26,816,313

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	1,423	125,267
Lululemon Athletica, Inc. (a)	892	164,288
NIKE, Inc. - Class B	18,062	1,167,347
Ralph Lauren Corp. – Class A	342	125,627
Tapestry, Inc.	5,779	631,529
		2,214,058

Tobacco - 0.8%
Altria Group, Inc.	27,044	1,595,867
Philip Morris International, Inc.	29,388	4,628,022
		6,223,889

Trading Companies & Distributors - 0.5%
Fastenal Co.	20,409	824,524
United Rentals, Inc.	970	790,725
WW Grainger, Inc.	2,080	1,973,150
		3,588,399

Water Utilities - 0.1%
American Water Works Co., Inc.	3,687	479,568

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	7,462	1,559,633
TOTAL COMMON STOCKS (Cost $450,630,956)		761,663,972

REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.4%	Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	2,764	148,344
Healthpeak Properties, Inc.	12,581	229,729
Ventas, Inc.	8,281	667,697
Welltower, Inc.	10,214	2,126,759
		3,172,529

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.	12,133	213,905

Industrial REITs - 0.3%
Prologis, Inc.	14,497	1,863,299

Office REITs - 0.0% (b)
BXP, Inc.	2,579	186,616

Residential REITs - 0.2%
AvalonBay Communities, Inc.	1,917	348,779
Camden Property Trust	1,598	169,931
Equity Residential	5,584	344,812
Essex Property Trust, Inc.	588	155,008
Invitation Homes, Inc.	10,094	284,651
Mid-America Apartment Communities, Inc.	1,404	190,790
UDR, Inc.	5,397	196,559
		1,690,530

Retail REITs - 0.4%
Federal Realty Investment Trust	597	58,942
Kimco Realty Corp.	11,720	242,135
Realty Income Corp.	14,447	832,292
Regency Centers Corp.	2,036	144,882
Simon Property Group, Inc.	9,802	1,826,308
		3,104,559

Specialized REITs - 1.1%
American Tower Corp.	7,897	1,431,489
Crown Castle, Inc.	7,889	720,108
Digital Realty Trust, Inc.	5,085	814,210
Equinix, Inc.	1,479	1,114,145
Extra Space Storage, Inc.	3,850	512,705
Iron Mountain, Inc.	22,395	1,933,808
Public Storage	2,350	645,169
SBA Communications Corp.	1,936	376,107
VICI Properties, Inc.	15,077	434,519
Weyerhaeuser Co.	12,660	281,179
		8,263,439
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $14,547,775)		18,494,877

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Sycamore Partners LLC, Exercise Price $0.00 (a)(c)	4,913	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.91% (d)	1,167,218	1,167,218
TOTAL MONEY MARKET FUNDS (Cost $1,167,218)		1,167,218

TOTAL INVESTMENTS - 99.9% (Cost $466,345,949)		781,326,067
Other Assets in Excess of Liabilities - 0.1%		512,840
TOTAL NET ASSETS - 100.0%		$781,838,907

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Tema ETF Trust
Tema S&P 500® Historical Weight ETF Strategy
Notes to Quarterly Schedule of Investments
November 30, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$761,663,972	$–	$–	$761,663,972
Real Estate Investment Trusts - Common	18,494,877	–	–	18,494,877
Contingent Value Rights	–	–	0	0
Money Market Funds	1,167,218	–	–	1,167,218
Total Investments	$781,326,067	$–	$0	$781,326,067

Refer to the Schedule of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Tema S&P 500® Historical Weight ETF Strategy; therefore, the rollforward of Level 3 securities are not shown for the period ended November 30, 2025.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of November 30, 2025 for the Tema S&P 500® Historical Weight ETF Strategy are as follows:

Description	Fair Value as of 11/30/2025	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

Allocation of Portfolio Holdings by Country as of November 30, 2025
(% of Net Assets)

United States	$763,676,876	97.5%
Ireland	10,369,161	1.4
Switzerland	3,450,036	0.5
United Kingdom	1,842,854	0.3
Bermuda	989,873	0.1
Netherlands	832,979	0.1
Canada	164,288	0.0
Other Assets in Excess of Liabilities	512,840	0.1
	$781,838,907	100.0%

Sector Classification as of November 30, 2025
(% of Net Assets)

Information Technology	$199,466,100	25.5%
Financials	121,120,625	15.5
Health Care	100,355,232	12.7
Industrials	82,762,998	10.7
Consumer Discretionary	75,877,217	9.7
Communication Services	61,189,785	7.9
Consumer Staples	49,600,805	6.4
Energy	30,182,866	3.9
Utilities	23,088,336	2.9
Real Estate	19,627,635	2.5
Materials	16,887,250	2.1
Money Market Funds	1,167,218	0.1
Other Assets in Excess of Liabilities	512,840	0.1
	$781,838,907	100.0%